PROPERTY AND EQUIPMENT, NET (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	$ 149,445	$ 39,081
Less: accumulated depreciation	(31,815)	(16,223)
Property and equipment, net	117,630	22,858
Depreciation	15,647	8,012	$ 3,998
Computers and equipment
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	56,175	12,981
Less: accumulated depreciation	(8,289)	(4,542)
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	34,588	4,961
Less: accumulated depreciation	(6,234)	(3,063)
Office equipment
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	29,938	20,501
Less: accumulated depreciation	(16,241)	(8,204)
Office building
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	28,110
Less: accumulated depreciation	(519)
Vehicle
PROPERTY AND EQUIPMENT, NET
Gross carrying amount	634	638
Less: accumulated depreciation	$ (532)	$ (414)